Income Taxes (Tables)	12 Months Ended
Dec. 31, 2019
Income Tax Disclosure [Abstract]
Schedule of sources of income before taxes in equity in income of unconsolidated subsidiaries and affiliates
The sources of income before taxes and equity in income of unconsolidated subsidiaries and affiliates for the years ended December 31, 2019, 2018, and 2017 are as follows:

	2019	2018	2017
	(in millions)
Parent country source	$(3)	$(6)	$(211)
Foreign sources	1,173	1,472	870
Income (loss) before taxes and equity in income of unconsolidated subsidiaries and affiliates	$1,170	$1,466	$659

Schedule of income tax provision
The provision for income taxes for the years ended December 31, 2019, 2018 and 2017 consisted of the following:

	2019	2018	2017
	(in millions)

Current income taxes	$203	$353	$354
Deferred income taxes	(474)	64	103
Total income tax provision (benefit)	$(271)	$417	$457

Schedule of reconciliation of income tax expense	A reconciliation of CNH Industrial’s income tax expense for the years ended December 31, 2019, 2018 and 2017 is as follows:

	2019	2018	2017
	(in millions)
Tax provision at the parent statutory rate	$222	$278	$127
Foreign income taxed at different rates	79	102	94
Change in valuation allowance	(502)	31	166
Italian IRAP taxes	14	21	17
Tax contingencies	7	29	18
Tax credits and incentives	(88)	(66)	(48)
Venezuela remeasurement, and impairment and deconsolidation charges	—	—	18
Change in tax rate or law	(5)	(8)	46
Withholding taxes	2	7	6
Other	—	23	13
Total income tax provision (benefit)	$(271)	$417	$457

Schedule of components of net deferred tax assets
The components of net deferred tax assets as of December 31, 2019 and 2018 are as follows:

	2019	2018
	(in millions)
Deferred tax assets:
Inventories	$66	$104
Warranty and campaigns	170	192
Allowance for credit losses	155	163
Marketing and sales incentive programs	285	268
Other risk and future charges reserve	265	273
Pension, postretirement and postemployment benefits	253	237
Leasing liabilities	114	—
Research and development costs	311	420
Other reserves	347	393
Tax credits and loss carry forwards	677	616
Less: Valuation allowances	(993)	(1,626)
Total deferred tax assets	$1,650	$1,040
Deferred tax liabilities:
Property, plant and equipment	$523	$357
Other	165	206
Total deferred tax liabilities	688	563
Net deferred tax assets	$962	$477
Net deferred tax assets are reflected in the accompanying consolidated balance sheets as of December 31, 2019 and 2018 as follows:

	2019	2018
	(in millions)
Deferred tax assets	$1,134	$591
Deferred tax liabilities	(172)	(114)
Net deferred tax assets	$962	$477

Schedule of reconciliation of the gross amounts of tax contingencies
A reconciliation of the gross amounts of tax contingencies at the beginning and end of the year is as follows:

	2019	2018
	(in millions)

Balance, beginning of year	$268	$320
Additions based on tax positions related to the current year	26	22
Additions for tax positions of prior years	32	46
Reductions for tax positions of prior years	(32)	(60)
Reductions for tax positions as a result of lapse of statute	(14)	(24)
Settlements	(25)	(36)
Balance, end of year	$255	$268